DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of the Effects of Hedge Accounting on Swaps (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
The Group
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount	£ 1,353,360	£ 2,075,682
Derivative assets	5,511	8,341
Liabilities	4,643	8,228
The Bank
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount	1,423,316	2,194,203
Derivative assets	6,898	12,595
Liabilities	6,102	11,072
Currency swaps | Fair value hedges | The Group
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount	34	36
Derivative assets	7	11
Liabilities	0	0
Changes in fair value used for calculating hedge ineffectiveness	(2)	1
Currency swaps | Fair value hedges | The Bank
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount	34	36
Derivative assets	7	11
Liabilities	0	0
Changes in fair value used for calculating hedge ineffectiveness	(2)	1
Currency swaps | Cash flow hedges | The Group
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount	571	4,030
Derivative assets	7	37
Liabilities	8	73
Changes in fair value used for calculating hedge ineffectiveness	(26)	(64)
Currency swaps | Cash flow hedges | The Bank
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount	415	616
Derivative assets	8	3
Liabilities	3	26
Changes in fair value used for calculating hedge ineffectiveness	(2)	4
Interest rate swaps | Fair value hedges | The Group
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount	147,724	185,958
Derivative assets	41	336
Liabilities	307	255
Changes in fair value used for calculating hedge ineffectiveness	1,887	(88)
Interest rate swaps | Fair value hedges | The Bank
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount	56,698	58,030
Derivative assets	22	217
Liabilities	307	221
Changes in fair value used for calculating hedge ineffectiveness	(294)	(226)
Interest rate swaps | Cash flow hedges | The Group
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount	97,942	316,776
Derivative assets	0	290
Liabilities	0	262
Changes in fair value used for calculating hedge ineffectiveness	(2,444)	527
Interest rate swaps | Cash flow hedges | The Bank
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount	26,876	93,353
Derivative assets	0	11
Liabilities	0	42
Changes in fair value used for calculating hedge ineffectiveness	£ (548)	£ 130